Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Entity Registrant Name	TELECOM ARGENTINA SA
Entity Central Index Key	0000932470
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Class "A"
Entity Common Stock, Shares Outstanding	340,994,852
Class "B"
Entity Common Stock, Shares Outstanding	627,930,005
Class "C"
Entity Common Stock, Shares Outstanding	234,748